Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Allowance for credit losses, beginning of the period	$ 1,165,336	$ 862,580	$ 862,580	$ 742,772
Provision for credit losses	3,538,569	$ 150,000	2,815,633	1,531,223
Write offs			(2,525,100)	(1,411,415)
Recoveries			12,223
Allowance for credit losses, as of the end of the period	$ 4,703,905		$ 1,165,336	$ 862,580